LEASE LIABILITY	12 Months Ended
Dec. 31, 2022
LEASE LIABILITY

NOTE 12 – LEASE LIABILITY:

The Company has lease contracts for industrial areas and office facilities used in its operations. Leases of industrial areas and office facilities generally have lease terms of between 2 and 5. The Group has several lease contracts that include termination option, which are valid after a minimal lease period. The Group has several lease contracts that include extension options.

Set out below are the carrying amounts of lease liabilities recognized and the movements during the period:

Industrial areas and office facilities
Balance January 1, 2021	$21
Additions	362
Disposals	(107)
Accumulated interest	25
Exchange rate differences	(24)
Balance December 31, 2021	$277
Additions	859
Disposals	(335)
Accumulated interest	107
Exchange rate differences	(22)
Balance December 31, 2022	$886

	Linked to	December 31, 2022	December 31, 2021

Long Term leases	NIS	$886	$277
Current portion of long-term leases		281	126

		$605	$151